13. NOTES PAYABLE, CAPITALIZED LEASES AND LONG TERM DEBT (Details) (USD $)	Sep. 30, 2013	Sep. 30, 2012
Notes Payable Capitalized Leases And Long Term Debt Details
BFI Finance Corp Secured Credit Facility	$ 749,323	$ 568,475
TransTech capitalized leases, net of capitalized interest	5,700	17,943
Note payable to Umpqua Bank	0	0
Related party notes payable:
James Gingo Promissory Note	0	1,000,000
Lynn Felsinger	0	49,500
Total debt	755,023	1,635,918
Less current portion of long term debt	(753,129)	(1,631,903)
Long term debt	$ 1,894	$ 4,015